Short-term debt - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) loan
Short-term Debt [Line Items]
Short-term debt	$ 60,251	$ 29,533
Number of short term bank loans | loan		2
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	55,065	$ 29,502
Revolving Credit Facility
Short-term Debt [Line Items]
Short-term debt	4,500	0
Revolving Credit Facility | Revolving credit facility | J.P. Morgan
Short-term Debt [Line Items]
Proceeds from lines of credit	4,500
Banco Itaú Chile | Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	$ 55,065
Banco de Chile | Short-term bank loans
Short-term Debt [Line Items]
Short-term debt		$ 29,502